Pension Plans (Details 3) - Pension Plan, Defined Benefit [Member] - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2011
Post-retirement plan
Fair values of plan assets	$ 609.7	$ 609.7
Changes in the fair value of Level 3 assets
Fair value of plan assets at beginning of year	609.7
Fair value of plan assets at end of year	672.3	609.7
Cash and Cash Equivalents [Member]
Post-retirement plan
Fair values of plan assets	11.0	11.0
Changes in the fair value of Level 3 assets
Fair value of plan assets at beginning of year	11.0
Fair value of plan assets at end of year	7.9	11.0
Diversified Funds [Member]
Post-retirement plan
Fair values of plan assets	108.6	108.6
Changes in the fair value of Level 3 assets
Fair value of plan assets at beginning of year	108.6
Fair value of plan assets at end of year	159.3	108.6
Equity Funds [Member]
Post-retirement plan
Fair values of plan assets	192.4	192.4
Changes in the fair value of Level 3 assets
Fair value of plan assets at beginning of year	192.4
Fair value of plan assets at end of year	220.3	192.4
Fixed Income Funds [Member]
Post-retirement plan
Fair values of plan assets	220.6	220.6
Changes in the fair value of Level 3 assets
Fair value of plan assets at beginning of year	220.6
Fair value of plan assets at end of year	219.3	220.6
Hedge Funds [Member]
Post-retirement plan
Fair values of plan assets	25.0	25.0
Changes in the fair value of Level 3 assets
Fair value of plan assets at beginning of year	25.0
Fair value of plan assets at end of year	27.9	25.0
Assets Held by Insurance Company [Member]
Post-retirement plan
Fair values of plan assets	46.1	46.1
Changes in the fair value of Level 3 assets
Fair value of plan assets at beginning of year	46.1
Fair value of plan assets at end of year	37.6	46.1
Real Estate [Member]
Post-retirement plan
Fair values of plan assets	6.0	6.0
Changes in the fair value of Level 3 assets
Fair value of plan assets at beginning of year	6.0
Fair value of plan assets at end of year		6.0
Fair Value, Inputs, Level 1 [Member]
Post-retirement plan
Fair values of plan assets	11.0	11.0
Changes in the fair value of Level 3 assets
Fair value of plan assets at beginning of year	11.0
Fair value of plan assets at end of year	3.4	11.0
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member]
Post-retirement plan
Fair values of plan assets	11.0	11.0
Changes in the fair value of Level 3 assets
Fair value of plan assets at beginning of year	11.0
Fair value of plan assets at end of year	3.4	11.0
Fair Value, Inputs, Level 2
Post-retirement plan
Fair values of plan assets	586.1	586.1
Changes in the fair value of Level 3 assets
Fair value of plan assets at beginning of year	586.1
Fair value of plan assets at end of year	655.2	586.1
Fair Value, Inputs, Level 2 | Cash and Cash Equivalents [Member]
Post-retirement plan
Fair values of plan assets	4.5
Changes in the fair value of Level 3 assets
Fair value of plan assets at end of year	4.5
Fair Value, Inputs, Level 2 | Diversified Funds [Member]
Post-retirement plan
Fair values of plan assets	108.6	108.6
Changes in the fair value of Level 3 assets
Fair value of plan assets at beginning of year	108.6
Fair value of plan assets at end of year	159.3	108.6
Fair Value, Inputs, Level 2 | Equity Funds [Member]
Post-retirement plan
Fair values of plan assets	192.4	192.4
Changes in the fair value of Level 3 assets
Fair value of plan assets at beginning of year	192.4
Fair value of plan assets at end of year	220.3	192.4
Fair Value, Inputs, Level 2 | Fixed Income Funds [Member]
Post-retirement plan
Fair values of plan assets	220.6	220.6
Changes in the fair value of Level 3 assets
Fair value of plan assets at beginning of year	220.6
Fair value of plan assets at end of year	219.3	220.6
Fair Value, Inputs, Level 2 | Hedge Funds [Member]
Post-retirement plan
Fair values of plan assets	12.4	12.4
Changes in the fair value of Level 3 assets
Fair value of plan assets at beginning of year	12.4
Fair value of plan assets at end of year	14.2	12.4
Fair Value, Inputs, Level 2 | Assets Held by Insurance Company [Member]
Post-retirement plan
Fair values of plan assets	46.1	46.1
Changes in the fair value of Level 3 assets
Fair value of plan assets at beginning of year	46.1
Fair value of plan assets at end of year	37.6	46.1
Fair Value, Inputs, Level 2 | Real Estate [Member]
Post-retirement plan
Fair values of plan assets	6.0	6.0
Changes in the fair value of Level 3 assets
Fair value of plan assets at beginning of year	6.0
Fair value of plan assets at end of year		6.0
Fair Value, Inputs, Level 3 [Member]
Post-retirement plan
Fair values of plan assets	12.6	10.6
Changes in the fair value of Level 3 assets
Fair value of plan assets at beginning of year	12.6	10.6
Defined Benefit Plan, Actual Return on Plan Assets Still Held	1.1	2.0
Fair value of plan assets at end of year	13.7	12.6
Fair Value, Inputs, Level 3 [Member] | Hedge Funds [Member]
Post-retirement plan
Fair values of plan assets	12.6	12.6	$ 10.6
Changes in the fair value of Level 3 assets
Fair value of plan assets at beginning of year	12.6
Defined Benefit Plan, Actual Return on Plan Assets Still Held	1.1	2.0
Fair value of plan assets at end of year	$ 13.7	$ 12.6